Pension and Non-pension Post-employment Benefit Plans - Surplus (Deficit) in Defined Benefit Pension and Other Benefit Plans (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Plan assets, end of year	$ 213.5	$ 214.1
Pension Plan
Disclosure of net defined benefit liability (asset) [line items]
Accrued benefit obligations, end of year	(219.3)	(216.9)
Plan assets, end of year	211.2	211.8
Reduction of plan assets due to IFRS restrictions described in note 2(l)	(2.6)	(0.9)
Deficiency of plan assets over accrued benefit obligations	(10.7)	(6.0)
Other benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Accrued benefit obligations, end of year	(74.4)	(66.3)
Plan assets, end of year	2.3	2.3
Reduction of plan assets due to IFRS restrictions described in note 2(l)	0.0	0.0
Deficiency of plan assets over accrued benefit obligations	$ (72.1)	$ (64.0)